Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and demand deposits with banks - Non-interest bearing	$ 133,363	$ 88,031
Demand deposits with banks - Interest bearing	433,511	839,320
Cash equivalents - Interest bearing	2,722,718	1,622,719
Cash due from banks	3,289,592	2,550,070
Securities purchased under agreements to resell	197,039	142,283
Short-term investments	823,039	1,218,380
Investment in securities
Equity securities at fair value	7,317	7,419
Available-for-sale at fair value (amortized cost: $2,588,335 (2019: $2,208,531))	2,661,116	2,220,341
Held-to-maturity (fair value: $2,304,756 (2019: $2,255,987))	2,194,371	2,208,663
Total investment in securities	4,862,804	4,436,423
Loans
Total amortized cost	5,194,908	5,166,210
Allowance for expected credit losses	(34,098)	(23,588)
Loans, net of allowance for credit losses	5,160,810	5,142,622
Premises, equipment and computer software, net of accumulated depreciation	150,752	158,233
Goodwill	25,627	24,838
Other Intangible assets, net	67,192	71,665
Equity method investments	12,933	14,480
Other real estate owned, net	4,052	3,842
Accrued interest and other assets	144,794	158,739
Total assets	14,738,634	13,921,575
Deposits
Non-interest bearing	3,012,360	2,238,256
Interest bearing	10,237,724	10,203,369
Total deposits	13,250,084	12,441,625
Employee benefit plans	131,279	110,347
Accrued interest and other liabilities	203,861	262,360
Total other liabilities	335,140	372,707
Long-term debt	171,462	143,500
Total liabilities	13,756,686	12,957,832
Commitments, contingencies and guarantees (Note 12)
Shareholders' equity
Common share capital ( BMD 0.01 par; authorized voting ordinary shares 2,000,000,000 and non-voting ordinary shares 6,000,000,000) issued and outstanding: 50,010,948 (2019: 53,005,177)	500	530
Additional paid-in capital	1,013,326	1,081,569
Retained earnings (Accumulated deficit)	33,918	(9,237)
Less: treasury common shares, at cost: 619,212 (2019: 619,212)	(16,116)	(22,022)
Accumulated other comprehensive loss	(49,680)	(87,097)
Total shareholders’ equity	981,948	963,743
Total liabilities and shareholders’ equity	$ 14,738,634	$ 13,921,575